Financing instruments payable	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Financing instruments payable
16 Financing instruments payable

	2025	2024

Market funding operations (a)	118,366,426	88,483,485
Deposits	76,750,219	53,506,617
Demand deposits	1,053,491	1,243,221
Time deposits	75,182,307	51,638,802
Interbank deposits	514,421	624,594
Financial bills	15,919,950	14,193,253
Structured notes	23,798,103	20,104,840
Others (i)	1,898,154	678,775
Debt securities (b)	5,037,089	6,764,997
Debentures	—	1,251,256
Bond	5,037,089	5,513,741
Total	123,403,515	95,248,482

Current	79,553,856	52,036,137
Non-Current	43,849,659	43,212,345

(i)(i) Mostly related to real estate-backed and agribusiness-backed instruments.
(a)    Market funding operations maturity

Maturity - 2025
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	1,053,491	—	—	—	—	—	1,053,491
Time deposits	10,550,692	5,511,955	5,593,062	31,692,610	7,665,880	14,168,108	75,182,307
Interbank deposits	—	—	—	—	389,784	124,637	514,421
Financial bills	136,048	99,760	146,006	1,704,455	2,992,391	10,841,290	15,919,950
Structured notes	124,274	262,539	110,315	1,144,806	6,253,426	15,902,743	23,798,103
Others	—	—	109,865	534,118	904,307	349,864	1,898,154
Total	11,864,505	5,874,254	5,959,248	35,075,989	18,205,788	41,386,642	118,366,426

Maturity - 2024
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	1,243,221	—	—	—	—	—	1,243,221
Time deposits	4,337,012	6,202,542	10,256,783	14,656,194	6,371,748	9,814,523	51,638,802
Interbank deposits	—	—	—	—	370,106	254,488	624,594
Financial bills	385,960	45,916	108,266	432,934	3,779,877	9,440,300	14,193,253
Structured notes	69,880	82,304	90,546	536,373	881,785	18,443,952	20,104,840
Others	—	—	—	4	573,886	104,885	678,775
Total	6,036,073	6,330,762	10,455,595	15,625,505	11,977,402	38,058,148	88,483,485
(b)    Debt securities maturity

		2025			2024
		Up to 1 year	1-5 years	Total	Up to 1 year	1-5 years	Total

Bonds (i)	Fixed rate	2,574,072	2,463,017	5,037,089	359,544	5,154,197	5,513,741
Debentures (ii)	Floating rate	—	—	—	1,251,256	—	1,251,256
Total		2,574,072	2,463,017	5,037,089	1,610,800	5,154,197	6,764,997
Current				2,574,072			1,610,800
Non- Current				2,463,017			5,154,197

(i)    XP Inc Bonds
On July 1, 2021, XP Inc. concluded the issuance of a gross of US$750 million senior unsecured notes with net proceeds of US$739 million (R$3,697 million) with maturity on July 1, 2026 and bear interest at the rate of 3.250% per year, guaranteed by XP Investimentos S.A. The principal amount will be paid on the maturity date and the interest is amortized every six months.
On July 2, 2024, XP Inc concluded an issuance of senior unsecured notes in an aggregate principal amount of US$500 million, with an interest rate of 6.75% and maturity date on July 2, 2029. The notes will be guaranteed by XP Investimentos S.A. The Company used the net proceeds from the offering of the notes to partially repurchase an amount equal to US$287 million of the 3.25% outstanding senior unsecured notes mentioned above.
(ii)    XP Investimentos debentures
On July 19, 2022, XP Investimentos issued non-convertible debentures in the amount of R$1,800,000 (R$900,000 of series 1 and R$900,000 of series 2). The debentures series, added together, has a maximum authorized issuance up to R$1,800,000. The principal amount, including the interest, will be paid on the maturity date as follow: (i) June 23, 2024 (series 1) and (ii) June 23, 2025 (series 2). The interest rates for series 1 and series 2 debentures are CDI+1.75% and CDI+1.90%, respectively. According to the maturity date of the Series 1 debentures, the principal amount was paid on June 23, 2024. The Series 2 debentures were prepaid on January 31, 2025.